Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities, Current [Abstract]
Other taxes payable and liabilities	$ 21.8	$ 47.8
Advances from customers	19.5	15.9
Corporate income taxes payable	8.5	14.3
Accrued end of service benefits	4.3	1.4
Other	2.1	4.8
Other current liabilities	$ 56.2	$ 84.2